CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 31,115			$ 23,491				$ 22,397
Short-term investments	57,615			98,948				106,823
Prepaid expenses and other current assets	1,875			1,793				2,276
Total current assets	90,605			124,232				131,496
Property and equipment, net	14			288				242
Operating lease right-of-use assets	259			614				1,003
Other long-term assets	81			2,284				2,560
Total assets	90,959			127,418				135,301
Current liabilities:
Accounts payable	908			2,396				2,575
Accrued and other current liabilities	8,948			14,821				4,822
Operating lease liabilities	459			420				385
Total current liabilities	10,315			17,637				7,782
Operating lease liabilities, net of current portion	81			255				705
Other liabilities	70			70				71
Total liabilities	10,466			17,962				8,558
Commitments and contingencies (Note 5)
Stockholders' equity:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized as of September 30, 2024 and December 31, 2023, respectively; no shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively
Common stock, $0.0001 par value; 150,000,000 shares authorized at September 30, 2024 and December 31, 2023, respectively; 28,867,711 and 27,762,703 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	3			3				2
Additional paid-in capital	307,888			272,640				215,110
Accumulated other comprehensive (loss) income	224			237				(466)
Accumulated deficit	(227,622)			(163,424)				(87,903)
Total stockholders' equity	80,493	$ 94,398	$ 90,904	109,456	$ 125,723	$ 141,926	$ 113,095	126,743	$ 172,418
Total liabilities and stockholders' equity	$ 90,959			$ 127,418				$ 135,301